Subsequent events (Details)	Mar. 30, 2022 USD ($)	Mar. 30, 2022 CAD ($)	Mar. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 13,579,599
Amendment crown debt facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 4,000,000		$ 5,000,000
Amendment fee	$ 235,000	$ 300,000